Supplement dated August 1, 2025
to the Prospectus and Summary Prospectuses of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	06/01/2025
Columbia Capital Allocation Moderate Conservative Portfolio	06/01/2025
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	06/01/2025
Columbia Capital Allocation Conservative Portfolio	06/01/2025
Columbia Capital Allocation Moderate Portfolio	06/01/2025
Effective immediately, the following changes are hereby made to each Fund's Prospectus and each Fund's Summary Prospectus.
For Columbia Capital Allocation Conservative Portfolio
The information under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby revised to add the following:
On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark. The returns of the Former Blended Benchmark will be shown for a one-year transition period.
The "Average Annual Total Returns" table under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/04/2004
returns before taxes		0.27%	1.01%	2.29%
returns after taxes on distributions		-1.01%	-0.36%	1.05%
returns after taxes on distributions and sale of Fund shares		0.20%	0.37%	1.37%
Class C returns before taxes	03/04/2004	3.66%	1.27%	2.03%
Class Inst returns before taxes	09/27/2010	5.57%	2.26%	3.04%
New Blended Benchmark (75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 5% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		5.70%	2.82%	3.88%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		1.25%	-0.33%	1.35%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%
Former Blended Benchmark (66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000® Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net), 4% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		5.28%	2.65%	3.54%

For Columbia Capital Allocation Moderate Conservative Portfolio
The information under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby revised to add the following:
On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark. The returns of the Former Blended Benchmark will be shown for a one-year transition period.
SUP000_00_175_(08/25)

The "Average Annual Total Returns" table under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		1.62%	2.47%	3.60%
returns after taxes on distributions		0.52%	0.81%	2.03%
returns after taxes on distributions and sale of Fund shares		1.05%	1.47%	2.35%
Class C returns before taxes	10/15/1996	5.96%	2.89%	3.43%
Class Inst returns before taxes	10/15/1996	8.06%	3.93%	4.47%
Class R returns before taxes	01/23/2006	7.56%	3.43%	3.96%
New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		8.07%	4.49%	5.21%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		1.25%	-0.33%	1.35%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%
Former Blended Benchmark (consisting of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High- Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		7.60%	4.33%	4.96%

For Columbia Capital Allocation Moderate Portfolio
The information under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby revised to add the following:
On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark. The returns of the Former Blended Benchmark will be shown for a one-year transition period.
The "Average Annual Total Returns" table under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/04/2004
returns before taxes		3.89%	3.91%	5.05%
returns after taxes on distributions		2.27%	1.96%	3.13%
returns after taxes on distributions and sale of Fund shares		2.82%	2.56%	3.43%
Class C returns before taxes	03/04/2004	8.45%	4.37%	4.87%
Class Inst returns before taxes	09/27/2010	10.55%	5.42%	5.93%
Class Inst3 returns before taxes	06/13/2013	10.59%	5.49%	6.02%
New Blended Benchmark (45% Bloomberg U.S. Aggregate Bond Index, 40% Russell 3000® Index, 15% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		10.49%	6.12%	6.51%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%

SUP000_00_175_(08/25)

	Share Class Inception Date	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		1.25%	-0.33%	1.35%
Former Blended Benchmark (consisting of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000® Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		10.22%	6.03%	6.43%

For Columbia Capital Allocation Moderate Aggressive Portfolio
The information under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby revised to add the following:
On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark. The returns of the Former Blended Benchmark will be shown for a one-year transition period.
The "Average Annual Total Returns" table under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		6.52%	5.47%	6.31%
returns after taxes on distributions		4.71%	3.39%	4.25%
returns after taxes on distributions and sale of Fund shares		4.75%	3.84%	4.46%
Class C returns before taxes	10/15/1996	11.12%	5.94%	6.14%
Class Inst returns before taxes	10/15/1996	13.32%	7.00%	7.21%
Class Inst3 returns before taxes	06/13/2013	13.33%	7.09%	7.31%
Class R returns before taxes	01/23/2006	12.73%	6.46%	6.68%
Class S returns before taxes	10/02/2024	13.07%	6.74%	6.95%
New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		12.74%	7.53%	7.62%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		1.25%	-0.33%	1.35%
Former Blended Benchmark (consisting of 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		13.02%	7.77%	7.81%

For Columbia Capital Allocation Aggressive Portfolio
The information under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby revised to add the following:
On August 1, 2025, the Fund altered the composition of its Blended Benchmark. The New Blended Benchmark is designed to simplify the Blended Benchmark and provide a more appropriate Fund performance comparison than the Former Blended Benchmark. The returns of the Former Blended Benchmark will be shown for a one-year transition period.

SUP000_00_175_(08/25)

The "Average Annual Total Returns" table under the subsection "Performance Information" in the Summary Prospectus and in the "Summary of the Fund - Performance Information" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/04/2004
returns before taxes		8.81%	6.99%	7.46%
returns after taxes on distributions		7.46%	5.00%	5.31%
returns after taxes on distributions and sale of Fund shares		6.07%	5.08%	5.31%
Class C returns before taxes	03/04/2004	13.56%	7.44%	7.29%
Class Inst returns before taxes	09/27/2010	15.73%	8.52%	8.37%
Class Inst3 returns before taxes	06/13/2013	15.81%	8.60%	8.46%
Class R returns before taxes	09/27/2010	15.18%	7.99%	7.83%
New Blended Benchmark (60% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index, 20% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		15.23%	9.12%	8.87%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		1.25%	-0.33%	1.35%
Former Blended Benchmark (consisting of 60% Russell 3000® Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		15.63%	9.37%	9.08%

Shareholders should retain this Supplement for future reference.

SUP000_00_175_(08/25)